UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: September 30, 2012

             Check here if Amendment [ ]; Amendment Number: ______
            This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name:    Maverick Capital, Ltd.
                          Address: 300 Crescent Court
                                   18th Floor
                                   Dallas, TX 75201



                         Form 13F File Number: 28-06270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                            Name:  Anne K. Hill
                            Title: Assistant General Counsel
                            Phone: 214.880.4000


                     Signature, Place, and Date of Signing:

     /s/ Anne K. Hill                 Dallas, TX            November 14, 2012
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]


                         Report Type (Check one only):

 [x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

                      Number of Other Included Managers:      0
                      Form 13F Information Table Entry Total: 59
                      Form 13F Information Table Value Total: $7,552,509
                                                  (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------------
                                  TITLE OF              VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED     NONE
----------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- --------- --------- --------
AMAZON COM INC                COM            023135106   56,459    222,000 SH          SOLE               222,000         0        0
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR  03524A108   94,009  1,094,268 SH          SOLE             1,094,268         0        0
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                     COM            037833100  357,862    536,441 SH          SOLE               536,441         0        0
------------------------------------------------------------------------------------------------------------------------------------
ARCOS DORADOS HOLDINGS INC    SHS CLASS -A - G0457F107  103,387  6,700,397 SH          SOLE             6,700,397         0        0
------------------------------------------------------------------------------------------------------------------------------------
AVAGO TECHNOLOGIES LTD        SHS            Y0486S104  297,554  8,534,452 SH          SOLE             8,534,452         0        0
------------------------------------------------------------------------------------------------------------------------------------
BANKRATE INC DEL              COM            06647F102    9,360    600,764 SH          SOLE               600,764         0        0
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL    CL A           084670108   20,303        153 SH          SOLE                   153         0        0
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL    CL B NEW       084670702   52,503    595,276 SH          SOLE               595,276         0        0
------------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC                   COM NEW        096227301    3,593  3,704,101 SH          SOLE             3,704,101         0        0
------------------------------------------------------------------------------------------------------------------------------------
BRIGHTCOVE INC                COM            10921T101    5,866    502,252 SH          SOLE               502,252         0        0
------------------------------------------------------------------------------------------------------------------------------------
CAMERON INTERNATIONAL CORP    COM            13342B105  173,955  3,102,454 SH          SOLE             3,102,454         0        0
------------------------------------------------------------------------------------------------------------------------------------
CAREFUSION CORP               COM            14170T101  160,878  5,666,718 SH          SOLE             5,666,718         0        0
------------------------------------------------------------------------------------------------------------------------------------
CIGNA CORPORATION             COM            125509109  289,792  6,143,558 SH          SOLE             6,143,558         0        0
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                 COM NEW        172967424  163,852  5,007,711 SH          SOLE             5,007,711         0        0
------------------------------------------------------------------------------------------------------------------------------------
CITRIX SYS INC                COM            177376100  113,072  1,477,513 SH          SOLE             1,477,513         0        0
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA FEMSA S A B DE C V  SPON ADR REP L 191241108   13,700    106,203 SH          SOLE               106,203         0        0
------------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECHNOLOGY SOLUTIO  CL A           192446102  212,916  3,046,440 SH          SOLE             3,046,440         0        0
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW              CL A           20030N101  160,057  4,477,742 SH          SOLE             4,477,742         0        0
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW              CL A SPL       20030N200   73,826  2,120,835 SH          SOLE             2,120,835         0        0
------------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO                COM DISNEY     254687106  101,244  1,936,578 SH          SOLE             1,936,578         0        0
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR GEN CORP NEW           COM            256677105  277,657  5,387,208 SH          SOLE             5,387,208         0        0
------------------------------------------------------------------------------------------------------------------------------------
ENDO HEALTH SOLUTIONS INC     COM            29264F205  161,396  5,088,143 SH          SOLE             5,088,143         0        0
------------------------------------------------------------------------------------------------------------------------------------
ERICSSON                      ADR B SEK 10   294821608   25,707  2,818,797 SH          SOLE             2,818,797         0        0
------------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS HLDG CO       COM            30219G108  200,746  3,205,274 SH          SOLE             3,205,274         0        0
------------------------------------------------------------------------------------------------------------------------------------
FAMILY DLR STORES INC         COM            307000109  188,851  2,848,436 SH          SOLE             2,848,436         0        0
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATIONAL FINANCIAL   CL A           31620R105  137,433  6,425,104 SH          SOLE             6,425,104         0        0
------------------------------------------------------------------------------------------------------------------------------------
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS 344419106  205,140  2,230,270 SH          SOLE             2,230,270         0        0
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                    CL A           38259P508  248,093    328,818 SH          SOLE               328,818         0        0
------------------------------------------------------------------------------------------------------------------------------------
IRONWOOD PHARMACEUTICALS INC  COM CL A       46333X108   26,860  2,101,695 SH          SOLE             2,101,695         0        0
------------------------------------------------------------------------------------------------------------------------------------

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------------
                                  TITLE OF              VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED     NONE
----------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- --------- --------- --------
ISTAR FINL INC                COM            45031U101   14,498  1,751,003 SH          SOLE             1,751,003         0        0
------------------------------------------------------------------------------------------------------------------------------------
LAS VEGAS SANDS CORP          COM            517834107  116,847  2,519,886 SH          SOLE             2,519,886         0        0
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC            COM SER A      530555101   90,348  1,487,211 SH          SOLE             1,487,211         0        0
------------------------------------------------------------------------------------------------------------------------------------
LIQUIDITY SERVICES INC        COM            53635B107  119,902  2,388,051 SH          SOLE             2,388,051         0        0
------------------------------------------------------------------------------------------------------------------------------------
MACYS INC                     COM            55616P104  212,601  5,651,279 SH          SOLE             5,651,279         0        0
------------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC                CL A           57636Q104  154,499    342,206 SH          SOLE               342,206         0        0
------------------------------------------------------------------------------------------------------------------------------------
NETAPP INC                    COM            64110D104  295,022  8,972,694 SH          SOLE             8,972,694         0        0
------------------------------------------------------------------------------------------------------------------------------------
NEWS CORP                     CL A           65248E104  102,526  4,183,890 SH          SOLE             4,183,890         0        0
------------------------------------------------------------------------------------------------------------------------------------
NVR INC                       COM            62944T105  169,506    200,717 SH          SOLE               200,717         0        0
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                   COM            68389X105  110,896  3,524,995 SH          SOLE             3,524,995         0        0
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC BIOSCIENCES CALIF IN  COM            69404D108    6,463  3,531,953 SH          SOLE             3,531,953         0        0
------------------------------------------------------------------------------------------------------------------------------------
PENNEY J C INC                COM            708160106  114,388  4,709,263 SH          SOLE             4,709,263         0        0
------------------------------------------------------------------------------------------------------------------------------------
POLYCOM INC                   COM            73172K104   99,043 10,055,159 SH          SOLE            10,055,159         0        0
------------------------------------------------------------------------------------------------------------------------------------
PRICELINE COM INC             COM NEW        741503403  235,618    380,600 SH          SOLE               380,600         0        0
------------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE CORP OHIO         COM            743315103   58,007  2,796,854 SH          SOLE             2,796,854         0        0
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                  COM            747525103  344,918  5,521,346 SH          SOLE             5,521,346         0        0
------------------------------------------------------------------------------------------------------------------------------------
RALPH LAUREN CORP             CL A           751212101  210,116  1,389,381 SH          SOLE             1,389,381         0        0
------------------------------------------------------------------------------------------------------------------------------------
RENREN INC                    SPONSORED ADR  759892102   39,473  9,794,896 SH          SOLE             9,794,896         0        0
------------------------------------------------------------------------------------------------------------------------------------
ROCKWELL AUTOMATION INC       COM            773903109   14,783    212,548 SH          SOLE               212,548         0        0
------------------------------------------------------------------------------------------------------------------------------------
SKYWORKS SOLUTIONS INC        COM            83088M102  243,125 10,319,381 SH          SOLE            10,319,381         0        0
------------------------------------------------------------------------------------------------------------------------------------
SUPERVALU INC                 COM            868536103   21,153  8,777,100 SH          SOLE             8,777,100         0        0
------------------------------------------------------------------------------------------------------------------------------------
TERADATA CORP DEL             COM            88076W103  123,598  1,639,016 SH          SOLE             1,639,016         0        0
------------------------------------------------------------------------------------------------------------------------------------
TRANSDIGM GROUP INC           COM            893641100  137,265    967,542 SH          SOLE               967,542         0        0
------------------------------------------------------------------------------------------------------------------------------------
TRIPADVISOR INC               COM            896945201  112,837  3,426,573 SH          SOLE             3,426,573         0        0
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD        SHS            H89128104   13,423    238,580 SH          SOLE               238,580         0        0
------------------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CORP      COM            913017109  180,188  2,301,540 SH          SOLE             2,301,540         0        0
------------------------------------------------------------------------------------------------------------------------------------
VALEANT PHARMACEUTICALS INTL  COM            91911K102   57,901  1,048,304 SH          SOLE             1,048,304         0        0
------------------------------------------------------------------------------------------------------------------------------------
VISA INC                      COM CL A       92826C839  123,855    922,365 SH          SOLE               922,365         0        0
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                     COM            984332106   14,383    900,340 SH          SOLE               900,340         0        0
------------------------------------------------------------------------------------------------------------------------------------
YOUKU TUDOU INC               SPONSORED ADR  98742U100   79,256  4,309,744 SH          SOLE             4,309,744         0        0
------------------------------------------------------------------------------------------------------------------------------------